Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee generally approves the grant of annual long-term incentive awards, including any stock options, at approximately the same time every year. Specifically, the Committee generally approves the grant of stock options in early February, at least three trading days following the release of the Company’s annual earnings. However, due to administrative complexities arising from the Spin-Off, the 2024 grant was approved on April 1, 2024, effective as of May 3, 2024, which date was the third trading day following the release of the Company’s earnings (and Form 10-Q filing) for the first quarter of 2024. The grant date of off-cycle option awards, including one-time awards granted in connection with the commencement of employment, retention awards, or other special grants, generally is set as the first trading day of the calendar month following the approval date (or hire date, if later).
Stock options have an exercise price equal to the closing price of a share of 3M common stock on the NYSE for the grant date. We do not grant stock options or similar equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, nor do we time the public release of such information based on stock option grant dates.
During fiscal year 2024, none of our NEOs were awarded stock options with an effective grant date during the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information (other than a current report on Form 8-K disclosing a material new option award grant under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such report.

Award Timing Method
The Committee generally approves the grant of annual long-term incentive awards, including any stock options, at approximately the same time every year. Specifically, the Committee generally approves the grant of stock options in early February, at least three trading days following the release of the Company’s annual earnings. However, due to administrative complexities arising from the Spin-Off, the 2024 grant was approved on April 1, 2024, effective as of May 3, 2024, which date was the third trading day following the release of the Company’s earnings (and Form 10-Q filing) for the first quarter of 2024. The grant date of off-cycle option awards, including one-time awards granted in connection with the commencement of employment, retention awards, or other special grants, generally is set as the first trading day of the calendar month following the approval date (or hire date, if later).

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Stock options have an exercise price equal to the closing price of a share of 3M common stock on the NYSE for the grant date. We do not grant stock options or similar equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, nor do we time the public release of such information based on stock option grant dates.